DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

On March 27, 2023, the Company closed the sale of Blue Camo, LLC (“Blue Camo”) which comprised the Company’s Arizona business and included two licensed entities operating three Oasis-branded dispensaries in the greater Phoenix area, a cultivation and processing facility in Chandler, a cultivation facility in Phoenix, and the Company’s majority interest in Willcox OC, LLC, a joint venture developing an outdoor cultivation facility. Total consideration consisted of $20,000 in cash before working capital adjustments and the assumption of lease obligations eliminating approximately $16,734 in long-term lease liabilities. In a separate agreement, all debt outstanding and potential earn-out contingent consideration, related to the 2021 acquisition of Blue Camo, was eliminated, reducing the Company’s long-term debt by $22,505, along with accrued interest thereon of approximately $1,165 and potential earn-out contingent consideration to $nil.

The Company accounted for this sale as a disposal under ASC Subtopic 360-10, “Impairment or Disposal of Long-Lived Assets”. The Company has reclassified the operations of Arizona as discontinued operations for all periods presented prior to the sale as the disposal represents a strategic shift that will have a major effect on the Company’s operations and financial results. The Company determined the business to be held for sale as the criteria established under ASC 205-20-45-1E had been satisfied due to the sale occurring during the first quarter of 2023.

The following table details the components comprising net loss from discontinued operations:

Year Ended
December 31, 2023
Revenues from discontinued operations, net of discounts	$10,260
Cost of goods sold	9,074
Gross profit	1,186

Operating expenses from discontinued operations:
Selling, general, and administrative	2,115
Depreciation and amortization	2,675
Total operating expenses from discontinued operations	4,790

Loss from operations	(3,604)

Other expense
Interest Expense	(580)

Income taxes
Current tax provision	(575)
Deferred tax benefit	870
Total income taxes	295

Loss from discontinued operations
Loss from discontinued operations, net of taxes	(3,889)
Loss on disposal of discontinued operations	(182,464)
Loss from discontinued operations	$(186,353)

The loss on disposal of discontinued operations of approximately $182,464 was derived from the gross proceeds of $49,336, made up of $20,000 of cash consideration and a $5,666 working capital adjustment and the elimination of $23,670 of debt outstanding from the sale of Arizona, less the carrying value of Arizona of approximately $231,800. As of December 31, 2023, the Company finalized the settlement of the working capital adjustment, receiving $1,583 in cash proceeds and $4,083 in consideration other than cash.